Non-Controlling Interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-Controlling Interests
32.
NON-CONTROLLING
INTERESTS

	Initial interest rate %	First call date	2019 £m	2018 £m
Santander UK plc issued:
- £300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares	6.222	May 2019	0	14
- £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			160	151

			395	400

Fixed/Floating Rate
Non-Cumulative
Callable Preference Shares
These shares
entitled
the holders to a fixed
non-cumulative
dividend, at the discretion of Santander UK plc, of 6.222% per annum payable annually from 24 May 2010 until 24 May 2019 and quarterly thereafter at a rate of 1.13% per annum above three month sterling LIBOR.
The
remaining
preference shares were redeemed
at the option of Santander UK plc on 24 May 2019.
Step-up
Callable Perpetual Reserve Capital Instruments
These instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA. They are perpetual and pay interest annually. The coupon rate resets every five years, based on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies.
PSA Finance UK Limited
PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling
interests. See Note 19 for summarised financial information of PSA Finance UK Limited.